DEBT (Details 2) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
DEBT
2023	$ 1,593,929
2024	3,319,950	$ 1,985,800
2025	0	705,000
2026	0	0
2027	0	0
Thereafter	20,400	20,400
Future maturity	4,934,279	2,711,200
Less - Discounts	(2,892,143)	(823,059)
Net future maturity	$ 2,042,136	1,888,141
2027		$ 0